Stockholders Equity (Details 1) - shares	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Stockholders Equity Details 1Abstract
Number of Warrants Outstanding - Begning	9,044,740	4,480,000	2,050,000
Granted		6,994,740	2,430,000
Canceled or expired		(2,430,000)
Number of Warrants Outstanding - Ending	9,044,740	9,044,740	4,480,000
Exercisable at End of Year	9,044,740